Summary of Significant Accounting Policies (Details3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182
Spherix Consulting Inc
Discontinued operations
Revenue	177,591	198,464	593,256	690,817	820,925	1,417,729
Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)	(388,065)	(517,677)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)	(812,719)	(898,870)
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182